Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt

The fair values and carrying values of the Company’s long-term debt at December 31, 2016 and 2015 are as follows:

December 31 (millions of dollars)	2016 Carrying Value	2016 Fair Value	2015 Carrying Value	2015 Fair Value
Long-term debt
$50 million of MTN Series 33 notes	50	50	51	51
$500 million of MTN Series 37 notes	498	498	—	—
Other notes and debentures	10,132	11,462	8,656	9,942

	10,680	12,010	8,707	9,993

Summary of Fair Value Hierarchy of Financial Assets and Liabilities

The fair value hierarchy of financial assets and liabilities at December 31, 2016 and 2015 is as follows:

December 31, 2016 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	48	48	48	—	—

	48	48	48	—	—

Liabilities:
Short-term notes payable	469	469	469	—	—
Long-term debt, including current portion	10,680	12,010	—	12,010	—
Derivative instruments
Fair value hedges – interest-rate swaps	2	2	2	—	—

	11,151	12,481	471	12,010	—

December 31, 2015 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	89	89	89	—	—
Derivative instruments
Fair value hedge – interest-rate swap	1	1	1	—	—

	90	90	90	—	—

Liabilities:
Short-term notes payable	1,491	1,491	1,491	—	—
Long-term debt, including current portion	8,707	9,993	—	9,993	—

	10,198	11,484	1,491	9,993	—